Acquisitions	12 Months Ended
Jan. 31, 2026
Acquisitions
Acquisitions

Note 3 – Acquisitions

Fiscal 2026 Acquisitions

On March 24, 2025, Descartes acquired all of the shares of SEP 3GTMS Topco, Inc. and its subsidiaries (collectively referred to as “3GTMS”), a provider of transportation management solutions. The purchase price for the acquisition was approximately $112.7 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $3.4 million with a fair value of $2.8 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.6 million. The purchase price was finalized in the three month period ended January 31, 2026 with no adjustments.

On June 18, 2025, Descartes acquired all of the shares of PackageRoute Holdco, Inc. (“PackageRoute”), a provider of final-mile carrier solutions. The purchase price for the acquisition was approximately $1.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before June 18, 2026.

On August 1, 2025, Descartes acquired all of the shares of Finale, Inc. (“Finale”), a US-based provider of cloud-based inventory management solutions designed to support ecommerce businesses across their growth lifecycle. The purchase price for the acquisition was approximately $39.2 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $15.0 million based on Finale achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $3.6 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.1 million with a fair value of $0.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before August 1, 2026.

For the businesses acquired during fiscal 2026, we incurred acquisition-related costs of $3.4 million for the year ended January 31, 2026. The acquisition-related costs were primarily for advisory services and are included in other charges in our consolidated statements of operations. During the year ended January 31, 2026, we have recognized revenues of $25.8 million, and net loss of $1.2 million, from 3GTMS, PackageRoute, and Finale since the date of acquisition in our consolidated statements of operations.

The final purchase price allocation for 3GTMS and the preliminary purchase price allocations for PackageRoute and Finale, which have not been finalized, are as follows:

		Package-
	3GTMS	Route	Finale	Total
Purchase price consideration:
Cash, net of cash acquired related to 3GTMS ($773), PackageRoute ($191) and Finale ($250)	112,714	1,890	37,016	151,620
Consideration payable	—	—	2,172	2,172
Contingent consideration	—	—	3,597	3,597
Net working capital adjustments (receivable)	(123)	(38)	(72)	(233)
	112,591	1,852	42,713	157,156
Allocated to:
Current assets, excluding cash acquired	3,773	4	386	4,163
Deferred income tax asset	7,510	—	—	7,510
Other long-term assets	686	—	—	686
Current liabilities	(2,732)	(84)	(61)	(2,877)
Deferred revenue	(6,811)	(68)	(1,609)	(8,488)
Net tangible assets (liabilities) assumed	2,426	(148)	(1,284)	994

Finite life intangible assets acquired:
Customer agreements and relationships	29,000	2,000	8,600	39,600
Existing technology	30,700	—	12,500	43,200
Trade names	350	—	100	450
Non-compete covenants	—	—	250	250
Goodwill	50,115	—	22,547	72,662
	112,591	1,852	42,713	157,156

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may differ from the final purchase price allocation, and these differences may be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

Package-
	3GTMS	Route	Finale
Customer agreements and relationships	10-13 years	13 years	10 years
Existing technology	6 years	N/A	6 years
Trade names	3 years	N/A	3 years
Non-compete covenants	N/A	N/A	5 years

The goodwill on the 3GTMS and Finale acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the 3GTMS acquisition is not deductible for tax purposes. The goodwill arising from the Finale acquisition is deductible for tax purposes.

Fiscal 2025 Acquisitions

On March 28, 2024, Descartes acquired all of the shares of OCR Services, Inc. (“OCR”), a provider of global trade compliance solutions and content. The purchase price for the acquisition was approximately $82.8 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $4.7 million with a fair value of $3.9 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.8 million. The purchase price was finalized in the three month period ended April 30, 2025 with no adjustments.

On April 19, 2024, Descartes acquired substantially all of the shares of Aerospace Software Developments (“ASD”), a provider of global trade compliance solutions and content. The purchase price for the acquisition was approximately $62.5 million (EUR 58.7 million), net of cash acquired, which was substantially paid at closing from cash on hand with the remaining $3.6 million paid in the fourth quarter of fiscal 2025. The gross contractual amount of trade receivables acquired was $1.1 million with a fair value of $1.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2025 with no adjustments.

On June 10, 2024, Descartes acquired all of the shares of BoxTop Technologies Limited (“BoxTop”), a provider of shipment management solutions for small- to mid-sized logistics services providers. The purchase price for the acquisition was approximately $12.1 million (GBP 9.5 million), net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended July 31, 2025 with no adjustments.

On September 17, 2024, Descartes acquired all of the shares of Assure Assist, Inc., doing business as MyCarrierPortal (“MCP”), a provider of carrier onboarding and risk monitoring solutions for the trucking industry. The purchase price for the acquisition was approximately $22.5 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based consideration of up to $6.0 million based on MCP achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $1.7 million at the acquisition date. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended October 31, 2025 with no adjustments.

On October 11, 2024, Descartes acquired all of the shares of Sellercloud LLC and certain assets of Sellercloud Europe Ltd. (collectively referred to as “Sellercloud”), a provider of omnichannel ecommerce solutions. The purchase price for the acquisition was approximately $110.2 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based consideration of up to $20.0 million based on Sellercloud achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $5.4 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.0 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended October 31, 2025 with no adjustments.

The final purchase price allocations for businesses we acquired in 2025 are as follows:

					Seller-
	OCR	ASD	BoxTop	MCP	cloud	Total
Purchase price consideration:
Cash, net of cash acquired related to OCR ($5,743), ASD ($2,475), BoxTop ($1,012), MCP ($2,105) and Sellercloud ($362)	82,849	62,522	12,111	22,508	110,214	290,204
Contingent consideration	—	—	—	1,679	5,364	7,043
Net working capital adjustments (receivable) / payable	160	124	(19)	(225)	268	308
	83,009	62,646	12,092	23,962	115,846	297,555
Allocated to:
Current assets, excluding cash acquired	4,666	4,445	58	17	944	10,130
Deferred income tax assets	77	—	—	—	—	77
Right-of-use assets	59	—	186	—	—	245
Other long-term assets	13	6	1	—	5	25
Current liabilities	(907)	(1,108)	(488)	(1,168)	(376)	(4,047)
Deferred revenue	(11,145)	(330)	(454)	(1,816)	(236)	(13,981)
Lease obligations	(59)	—	(186)	—	—	(245)
Deferred income tax liabilities	(13,107)	(3,319)	(1,743)	—	—	(18,169)
Net tangible assets (liabilities) assumed	(20,403)	(306)	(2,626)	(2,967)	337	(25,965)

Finite life intangible assets acquired:
Customer agreements and relationships	24,200	12,247	2,926	4,900	17,300	61,573
Existing technology	25,000	14,377	3,944	8,300	25,200	76,821
Trade names	1,500	298	25	150	250	2,223
Non-compete covenants	600	426	76	150	700	1,952
Goodwill	52,112	35,604	7,747	13,429	72,059	180,951
	83,009	62,646	12,092	23,962	115,846	297,555

The acquired intangible assets are being amortized over their estimated useful lives as follows:

Seller-
	OCR	ASD	BoxTop	MCP	cloud
Customer agreements and relationships	13 years	13 years	13 years	8 years	12 years
Existing technology	6 years	6 years	6 years	6 years	6 years
Trade names	10 years	3-6 years	2 years	3 years	3 years
Non-compete covenants	5 years	5 years	5 years	5 years	5 years

The goodwill on the OCR, ASD, BoxTop, MCP and Sellercloud acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the OCR, ASD and BoxTop acquisitions are not deductible for tax purposes. The goodwill arising from the MCP and Sellercloud acquisitions are deductible for tax purposes.

Fiscal 2024 Acquisitions

On February 14, 2023, Descartes acquired all of the shares of Windigo Logistics, Inc., doing business as GroundCloud (“GroundCloud”), a cloud-based provider of final-mile carrier solutions and road safety compliance tools. The purchase price for the acquisition was approximately $136.8 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $80.0 million based on GroundCloud achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $19.6 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.5 million with a fair value of $1.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2024 with no adjustments.

On April 20, 2023, Descartes acquired substantially all of the assets of Localz Pty Ltd.(“Localz”), a cloud-based customer engagement platform for day-of-service interaction and order management. The purchase price for the acquisition was approximately $5.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2024 with no adjustments.

The final purchase price allocations for businesses we acquired in 2024 are as follows:

	Ground-
	Cloud	Localz	Total
Purchase price consideration:
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)	136,843	5,857	142,700
Contingent consideration	19,550	—	19,550
Net working capital adjustments (receivable) / payable	458	(5)	453
	156,851	5,852	162,703
Allocated to:
Current assets, excluding cash acquired	3,245	619	3,864
Right-of-use Assets	144	—	144
Current liabilities	(3,308)	(227)	(3,535)
Deferred revenue	(136)	(1,465)	(1,601)
Lease obligations	(144)	—	(144)
Net tangible assets (liabilities) assumed	(199)	(1,073)	(1,272)

Finite life intangible assets acquired:
Customer agreements and relationships	29,400	—	29,400
Existing technology	42,800	5,971	48,771
Trade names	1,100	—	1,100
Non-compete covenants	1,000	—	1,000
Goodwill	82,750	954	83,704
	156,851	5,852	162,703

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	GroundCloud	Localz
Customer agreements and relationships	13 years	N/A
Existing technology	6 years	6 years
Trade names	6 years	N/A
Non-compete covenants	5 years	N/A

The goodwill on the GroundCloud and Localz acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the GroundCloud and Localz acquisitions is deductible for tax purposes.

Pro Forma Results of Operations (Unaudited)

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Finale, PackageRoute, 3GTMS, Sellercloud, MCP, BoxTop, ASD, OCR, Localz, and GroundCloud as of February 1, 2023.

This pro forma information is for information purposes only and does not purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of Finale, PackageRoute, 3GTMS, Sellercloud, MCP, BoxTop, ASD, OCR, Localz, and GroundCloud occurred at February 1, 2023, or to project our results of operations for any future period.

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Revenues	737,588	710,816	657,947
Net income	163,401	139,239	100,216
Earnings per share
Basic	1.90	1.63	1.18
Diluted	1.87	1.59	1.15